STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 116,099,605	$ 114,589,520
Net Assets	116,099,605	114,589,520
NET ASSETS, representing:
Equity of contract owners	79,624,156	80,711,731
Equity of Pruco Life Insurance Company	36,475,449	33,877,789
Net Assets	$ 116,099,605	$ 114,589,520
Portfolio shares held (in shares)	2,295,033	2,353,328
Portfolio net asset value per share (in dollars per share)	$ 50.59	$ 48.69
Contract owner units outstanding (in shares)	19,056,983	19,952,161